Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Current assets
Cash and cash equivalents (Notes 1 and 2)	$ 24,542	$ 19,355
Marketable securities (Notes 1 and 2)	7,719	8,303
Accounts receivable trade, less allowances for doubtful accounts $361 (2010, $340)	10,581	9,774
Inventories (Notes 1 and 3)	6,285	5,378
Deferred taxes on income (Note 8)	2,556	2,224
Prepaid expenses and other receivables	2,633	2,273
Total current assets	54,316	47,307
Property, plant and equipment, net (Notes 1 and 4)	14,739	14,553
Intangible assets, net (Notes 1 and 5)	18,138	16,716
Goodwill (Notes 1 and 5)	16,138	15,294
Deferred taxes on income (Note 8)	6,540	5,096
Other assets	3,773	3,942
Total assets	113,644	102,908
Current liabilities
Loans and notes payable (Note 7)	6,658	7,617
Accounts payable	5,725	5,623
Accrued liabilities	4,608	4,100
Accrued rebates, returns and promotions	2,637	2,512
Accrued compensation and employee related obligations	2,329	2,642
Accrued taxes on income	854	578
Total current liabilities	22,811	23,072
Long-term debt (Note 7)	12,969	9,156
Deferred taxes on income (Note 8)	1,800	1,447
Employee related obligations (Notes 9 and 10)	8,353	6,087
Other liabilities	10,631	6,567
Total liabilities	56,564	46,329
Shareholders' equity
Preferred stock - without par value (authorized and unissued 2,000,000 shares)
Common stock - par value $1.00 per share (Note 12) (authorized 4,320,000,000 shares; issued 3,119,843,000 shares)	3,120	3,120
Accumulated other comprehensive income (Note 13)	(5,632)	(3,531)
Retained earnings	81,251	77,773
Shareholders' Equity before deduction of treasury stock	78,739	77,362
Less: common stock held in treasury, at cost (Note 12) (395,480,000 shares and 381,746,000 shares)	21,659	20,783
Total shareholders' equity	57,080	56,579
Total liabilities and shareholders' equity	$ 113,644	$ 102,908